Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Australia			$ 15,479	$ 11,214
United States			51,234	8,039
Total net loss	$ (4,606)	$ 9,469	$ 66,713	$ 19,253